Q3 ALL-SEASON ACTIVE ROTATION ETF
SCHEDULE OF INVESTMENTS
February 29, 2024 (Unaudited)

EXCHANGE-TRADED FUNDS - 99.8%	Shares	Value
Amplify Transformational Data Sharing ETF	136,404	$ 4,576,354
Blackrock Flexible Income ETF	20,149	1,052,181
Global X US Preferred ETF	181,364	3,659,925
IndexIQ ETF Trust - IQ Hedge Multi-Strategy Tracker ETF	103,000	3,136,350
Invesco QQQ Trust, Series 1	25,497	11,193,183
Invesco S&P 500 High Beta ETF	137,495	11,594,953
iShares Broad USD High Yield Corporate Bond ETF	28,888	1,050,368
iShares J.P. Morgan USD Emerging Markets Bond ETF	11,980	1,057,834
iShares MSCI USA Momentum Factor ETF	59,536	10,848,055
Schwab U.S. Large-Cap Growth ETF	117,294	10,673,754
SPDR S&P Homebuilders ETF	106,947	11,023,027
Technology Select Sector SPDR Fund	51,262	10,610,209
Total Exchange-Traded Funds (Cost $75,031,790)		$ 80,476,193

Other Assets in Excess of Liabilities - 0.2%		186,419

Net Assets - 100.0%		$ 80,662,612